Impairment of Assets - Schedule of Net Impairment Losses (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment [Member]
Schedule of Net Impairment Losses [Line Items]
Property and equipment	$ 3	$ 1
Total impairment [Member]
Schedule of Net Impairment Losses [Line Items]
Total impairment	$ 3	$ 1